CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 159,009	$ 27,610	$ 21,128
Accounts receivable	77,889	41,260	18,055
Inventory	23,264	27,920	14,999
Prepaid expenses and other current assets	1,853	3,179	2,535
Deferred product costs	1,482	3,476	896
Total current assets	263,497	103,445	57,613
Property and equipment, net	20,768	15,925	7,946
Deferred tax asset	11,643	11,189
Other assets	317	185	101
Total assets	296,225	130,744	65,660
Current liabilities:
Current portion of long-term debt			709
Accounts payable	48,574	25,015	12,705
Accrued liabilities	18,314	15,521	8,800
Deferred revenue	7,090	7,762	3,689
Total current liabilities	73,978	48,298	25,903
Long-term debt, net of current portion and discount			1,406
Preferred stock warrant liability		3,254	1,100
Other long-term liabilities	964	396
Total liabilities	74,942	51,948	28,409
Commitments and contingencies
Redeemable convertible preferred stock
Redeemable convertible preferred stock		70,780	66,427
Stockholders' (deficit) equity:
Preferred stock, $0.0001 par value; 5,000 shares authorized at June 30, 2016; none issued and outstanding at June 30, 2016
Common stock value	4	1	1
Additional paid-in capital	181,747
Retained earnings (accumulated deficit)	39,532	8,015	(29,177)
Total stockholders' equity (deficit)	221,283	8,016	(29,176)
Total liabilities, redeemable convertible preferred stock and stockholders' equity	$ 296,225	$ 130,744	$ 65,660